UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class C : FCCVX

This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 197	1.76%
What affected the Fund's performance this period?

•Convertible securities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core allocation to convertible securities gained 26% and meaningfully contributed to performance versus the ICE BofA® All US Convertibles Index. In addition, non-benchmark exposure to stocks gained 45% and also boosted relative performance.
•By sector, relative performance benefited most from security selection in information technology, financials and industrials.
•The fund's top individual contributor was a modest overweight in software company MicroStrategy (+369%), as the firm's large bitcoin portfolio drove the convertibles and stocks held in the fund. Other notable contributors included an out-of-benchmark equity stake in Nvidia (+211%), a dominant maker of graphics processing units essential for AI applications, and a new convertible position in aerospace company Rocket Lab (+451%).
•In contrast, the fund's fairly large position in cash, which was significantly reduced early in the reporting period, meaningfully detracted.
•Notable individual detractors included a convertible bond position in Cytokinetics (-26%), a biopharmaceutical company; an equity stake in oil tanker company DHT Holdings (+3%), a sizable holding on November 30; and convertible and equity positions in gaming business Penn Entertainment (-8%).
•Notable changes in positioning include a higher allocation to convertible bonds and reduced exposure to cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	22.86%	11.55%	8.02%
Class C	23.86%	11.55%	8.02%
ICE® BofA® All US Convertibles Index	22.76%	11.10%	9.42%
Bloomberg U.S. Universal Bond Index	7.53%	0.39%	1.87%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,952,618,830
Number of Holdings	291
Total Advisory Fee	$11,309,958
Portfolio Turnover	70%
What did the Fund invest in?
(as of November 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	4.3
Boeing Co 6%	1.9
Snap Inc	1.5
Rivian Automotive Inc	1.4
Bank of America Corp Series L, 7.25%	1.4
Uber Technologies Inc	1.4
Lumentum Holdings Inc	1.3
Akamai Technologies Inc	1.3
Apollo Global Management Inc Series A, 6.75%	1.3
EchoStar Corp	1.3
17.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914076.100    2150-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class K : FETKX

This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 50	0.44%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by consumer staples. Stock selection in information technology, primarily within the software & services industry, also hampered the fund's result. Also hurting our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Capgemini returned -20% and was the largest individual relative detractor. A non-benchmark stake in Shell gained roughly 2% and was the second-largest relative detractor. The company was one of our biggest holdings. Not owning JPMorgan Chase, a benchmark component that gained 64%, was another notable relative detractor.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in financials and consumer discretionary, in the latter case primarily within the consumer durables & apparel industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in M&T Bank (+76%). The company was one of the fund's largest holdings. A second notable relative contributor this period was avoiding Intel, a benchmark component that returned approximately -45%. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 92% and notably helped.
•Notable changes in positioning include increased exposure to the communication services and materials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	26.37%	11.27%	9.42%
MSCI U.S. IM High Dividend Yield Index	30.70%	10.29%	9.91%
Russell 3000® Value Index	29.70%	10.77%	9.26%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$6,374,711,338
Number of Holdings	113
Total Advisory Fee	$29,998,514
Portfolio Turnover	45%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.0
Health Care	16.9
Consumer Staples	9.3
Information Technology	8.5
Energy	8.5
Industrials	8.5
Communication Services	7.6
Utilities	7.3
Materials	4.1
Consumer Discretionary	3.8
Real Estate	3.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Comcast Corp Class A	3.1
Johnson & Johnson	2.7
Shell PLC ADR	2.7
US Bancorp	2.6
M&T Bank Corp	2.5
Cisco Systems Inc	2.5
UnitedHealth Group Inc	2.5
Wells Fargo & Co	2.4
Exxon Mobil Corp	2.2
Merck & Co Inc	2.1
25.3
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective October 25, 2024, the fund's investment objective was modified and made to be a fundamental investment policy.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914081.100    2086-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class A : FACVX

This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 112	1.00%
What affected the Fund's performance this period?

•Convertible securities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core allocation to convertible securities gained 26% and meaningfully contributed to performance versus the ICE BofA® All US Convertibles Index. In addition, non-benchmark exposure to stocks gained 45% and also boosted relative performance.
•By sector, relative performance benefited most from security selection in information technology, financials and industrials.
•The fund's top individual contributor was a modest overweight in software company MicroStrategy (+369%), as the firm's large bitcoin portfolio drove the convertibles and stocks held in the fund. Other notable contributors included an out-of-benchmark equity stake in Nvidia (+211%), a dominant maker of graphics processing units essential for AI applications, and a new convertible position in aerospace company Rocket Lab (+451%).
•In contrast, the fund's fairly large position in cash, which was significantly reduced early in the reporting period, meaningfully detracted.
•Notable individual detractors included a convertible bond position in Cytokinetics (-26%), a biopharmaceutical company; an equity stake in oil tanker company DHT Holdings (+3%), a sizable holding on November 30; and convertible and equity positions in gaming business Penn Entertainment (-8%).
•Notable changes in positioning include a higher allocation to convertible bonds and reduced exposure to cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	17.64%	11.07%	8.03%
Class A (without 5.75% sales charge)	24.82%	12.40%	8.67%
ICE® BofA® All US Convertibles Index	22.76%	11.10%	9.42%
Bloomberg U.S. Universal Bond Index	7.53%	0.39%	1.87%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,952,618,830
Number of Holdings	291
Total Advisory Fee	$11,309,958
Portfolio Turnover	70%
What did the Fund invest in?
(as of November 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	4.3
Boeing Co 6%	1.9
Snap Inc	1.5
Rivian Automotive Inc	1.4
Bank of America Corp Series L, 7.25%	1.4
Uber Technologies Inc	1.4
Lumentum Holdings Inc	1.3
Akamai Technologies Inc	1.3
Apollo Global Management Inc Series A, 6.75%	1.3
EchoStar Corp	1.3
17.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914075.100    2148-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class M : FTCVX

This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 140	1.24%
What affected the Fund's performance this period?

•Convertible securities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core allocation to convertible securities gained 26% and meaningfully contributed to performance versus the ICE BofA® All US Convertibles Index. In addition, non-benchmark exposure to stocks gained 45% and also boosted relative performance.
•By sector, relative performance benefited most from security selection in information technology, financials and industrials.
•The fund's top individual contributor was a modest overweight in software company MicroStrategy (+369%), as the firm's large bitcoin portfolio drove the convertibles and stocks held in the fund. Other notable contributors included an out-of-benchmark equity stake in Nvidia (+211%), a dominant maker of graphics processing units essential for AI applications, and a new convertible position in aerospace company Rocket Lab (+451%).
•In contrast, the fund's fairly large position in cash, which was significantly reduced early in the reporting period, meaningfully detracted.
•Notable individual detractors included a convertible bond position in Cytokinetics (-26%), a biopharmaceutical company; an equity stake in oil tanker company DHT Holdings (+3%), a sizable holding on November 30; and convertible and equity positions in gaming business Penn Entertainment (-8%).
•Notable changes in positioning include a higher allocation to convertible bonds and reduced exposure to cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	20.14%	11.32%	7.99%
Class M (without 3.50% sales charge)	24.49%	12.11%	8.37%
ICE® BofA® All US Convertibles Index	22.76%	11.10%	9.42%
Bloomberg U.S. Universal Bond Index	7.53%	0.39%	1.87%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,952,618,830
Number of Holdings	291
Total Advisory Fee	$11,309,958
Portfolio Turnover	70%
What did the Fund invest in?
(as of November 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	4.3
Boeing Co 6%	1.9
Snap Inc	1.5
Rivian Automotive Inc	1.4
Bank of America Corp Series L, 7.25%	1.4
Uber Technologies Inc	1.4
Lumentum Holdings Inc	1.3
Akamai Technologies Inc	1.3
Apollo Global Management Inc Series A, 6.75%	1.3
EchoStar Corp	1.3
17.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914077.100    2151-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class I : FICVX

This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 82	0.73%
What affected the Fund's performance this period?

•Convertible securities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core allocation to convertible securities gained 26% and meaningfully contributed to performance versus the ICE BofA® All US Convertibles Index. In addition, non-benchmark exposure to stocks gained 45% and also boosted relative performance.
•By sector, relative performance benefited most from security selection in information technology, financials and industrials.
•The fund's top individual contributor was a modest overweight in software company MicroStrategy (+369%), as the firm's large bitcoin portfolio drove the convertibles and stocks held in the fund. Other notable contributors included an out-of-benchmark equity stake in Nvidia (+211%), a dominant maker of graphics processing units essential for AI applications, and a new convertible position in aerospace company Rocket Lab (+451%).
•In contrast, the fund's fairly large position in cash, which was significantly reduced early in the reporting period, meaningfully detracted.
•Notable individual detractors included a convertible bond position in Cytokinetics (-26%), a biopharmaceutical company; an equity stake in oil tanker company DHT Holdings (+3%), a sizable holding on November 30; and convertible and equity positions in gaming business Penn Entertainment (-8%).
•Notable changes in positioning include a higher allocation to convertible bonds and reduced exposure to cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	25.11%	12.70%	8.97%
ICE® BofA® All US Convertibles Index	22.76%	11.10%	9.42%
Bloomberg U.S. Universal Bond Index	7.53%	0.39%	1.87%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,952,618,830
Number of Holdings	291
Total Advisory Fee	$11,309,958
Portfolio Turnover	70%
What did the Fund invest in?
(as of November 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	4.3
Boeing Co 6%	1.9
Snap Inc	1.5
Rivian Automotive Inc	1.4
Bank of America Corp Series L, 7.25%	1.4
Uber Technologies Inc	1.4
Lumentum Holdings Inc	1.3
Akamai Technologies Inc	1.3
Apollo Global Management Inc Series A, 6.75%	1.3
EchoStar Corp	1.3
17.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914078.100    2152-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class Z : FIQVX

This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 70	0.62%
What affected the Fund's performance this period?

•Convertible securities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core allocation to convertible securities gained 26% and meaningfully contributed to performance versus the ICE BofA® All US Convertibles Index. In addition, non-benchmark exposure to stocks gained 45% and also boosted relative performance.
•By sector, relative performance benefited most from security selection in information technology, financials and industrials.
•The fund's top individual contributor was a modest overweight in software company MicroStrategy (+369%), as the firm's large bitcoin portfolio drove the convertibles and stocks held in the fund. Other notable contributors included an out-of-benchmark equity stake in Nvidia (+211%), a dominant maker of graphics processing units essential for AI applications, and a new convertible position in aerospace company Rocket Lab (+451%).
•In contrast, the fund's fairly large position in cash, which was significantly reduced early in the reporting period, meaningfully detracted.
•Notable individual detractors included a convertible bond position in Cytokinetics (-26%), a biopharmaceutical company; an equity stake in oil tanker company DHT Holdings (+3%), a sizable holding on November 30; and convertible and equity positions in gaming business Penn Entertainment (-8%).
•Notable changes in positioning include a higher allocation to convertible bonds and reduced exposure to cash.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	25.28%	12.84%	12.96%
ICE® BofA® All US Convertibles Index	22.76%	11.10%	10.57%
Bloomberg U.S. Universal Bond Index	7.53%	0.39%	1.94%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,952,618,830
Number of Holdings	291
Total Advisory Fee	$11,309,958
Portfolio Turnover	70%
What did the Fund invest in?
(as of November 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	4.3
Boeing Co 6%	1.9
Snap Inc	1.5
Rivian Automotive Inc	1.4
Bank of America Corp Series L, 7.25%	1.4
Uber Technologies Inc	1.4
Lumentum Holdings Inc	1.3
Akamai Technologies Inc	1.3
Apollo Global Management Inc Series A, 6.75%	1.3
EchoStar Corp	1.3
17.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914080.100    3280-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Convertible Securities Fund Fidelity® Convertible Securities Fund : FCVSX

This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Convertible Securities Fund	$ 78	0.70%
What affected the Fund's performance this period?

•Convertible securities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core allocation to convertible securities gained 26% and meaningfully contributed to performance versus the ICE BofA® All US Convertibles Index. In addition, non-benchmark exposure to stocks gained 45% and also boosted relative performance.
•By sector, relative performance benefited most from security selection in information technology, financials and industrials.
•The fund's top individual contributor was a modest overweight in software company MicroStrategy (+369%), as the firm's large bitcoin portfolio drove the convertibles and stocks held in the fund. Other notable contributors included an out-of-benchmark equity stake in Nvidia (+211%), a dominant maker of graphics processing units essential for AI applications, and a new convertible position in aerospace company Rocket Lab (+451%).
•In contrast, the fund's fairly large position in cash, which was significantly reduced early in the reporting period, meaningfully detracted.
•Notable individual detractors included a convertible bond position in Cytokinetics (-26%), a biopharmaceutical company; an equity stake in oil tanker company DHT Holdings (+3%), a sizable holding on November 30; and convertible and equity positions in gaming business Penn Entertainment (-8%).
•Notable changes in positioning include a higher allocation to convertible bonds and reduced exposure to cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Convertible Securities Fund	25.14%	12.74%	8.99%
ICE® BofA® All US Convertibles Index	22.76%	11.10%	9.42%
Bloomberg U.S. Universal Bond Index	7.53%	0.39%	1.87%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,952,618,830
Number of Holdings	291
Total Advisory Fee	$11,309,958
Portfolio Turnover	70%
What did the Fund invest in?
(as of November 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	4.3
Boeing Co 6%	1.9
Snap Inc	1.5
Rivian Automotive Inc	1.4
Bank of America Corp Series L, 7.25%	1.4
Uber Technologies Inc	1.4
Lumentum Holdings Inc	1.3
Akamai Technologies Inc	1.3
Apollo Global Management Inc Series A, 6.75%	1.3
EchoStar Corp	1.3
17.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914079.100    308-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund : FEQTX

This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Dividend Income Fund	$ 62	0.55%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by consumer staples. Stock selection in information technology, primarily within the software & services industry, also hampered the fund's result. Also hurting our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Capgemini returned -20% and was the largest individual relative detractor. A non-benchmark stake in Shell gained roughly 2% and was the second-largest relative detractor. The company was one of our biggest holdings. Not owning JPMorgan Chase, a benchmark component that gained 64%, was another notable relative detractor.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in financials and consumer discretionary, in the latter case primarily within the consumer durables & apparel industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in M&T Bank (+76%). The company was one of the fund's largest holdings. A second notable relative contributor this period was avoiding Intel, a benchmark component that returned approximately -45%. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 92% and notably helped.
•Notable changes in positioning include increased exposure to the communication services and materials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Equity Dividend Income Fund	26.27%	11.17%	9.32%
MSCI U.S. IM High Dividend Yield Index	30.70%	10.29%	9.91%
Russell 3000® Value Index	29.70%	10.77%	9.26%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$6,374,711,338
Number of Holdings	113
Total Advisory Fee	$29,998,514
Portfolio Turnover	45%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.0
Health Care	16.9
Consumer Staples	9.3
Information Technology	8.5
Energy	8.5
Industrials	8.5
Communication Services	7.6
Utilities	7.3
Materials	4.1
Consumer Discretionary	3.8
Real Estate	3.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Comcast Corp Class A	3.1
Johnson & Johnson	2.7
Shell PLC ADR	2.7
US Bancorp	2.6
M&T Bank Corp	2.5
Cisco Systems Inc	2.5
UnitedHealth Group Inc	2.5
Wells Fargo & Co	2.4
Exxon Mobil Corp	2.2
Merck & Co Inc	2.1
25.3
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective October 25, 2024, the fund's investment objective was modified and made to be a fundamental investment policy.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914082.100    319-TSRA-0125

Item 2.

Code of Ethics

As of the end of the period, November 30, 2024, Fidelity Financial Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Convertible Securities Fund and Fidelity Equity Dividend Income Fund (the “Funds”):

Services Billed by PwC

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Convertible Securities Fund	$50,500	$4,500	$13,300	$1,600
Fidelity Equity Dividend Income Fund	$52,400	$4,500	$14,800	$1,600

November 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Convertible Securities Fund	$50,700	$4,800	$14,100	$1,600
Fidelity Equity Dividend Income Fund	$50,100	$4,700	$33,100	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2024A	November 30, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2024A	November 30, 2023A
PwC	$15,331,400	$14,446,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Convertible Securities Fund

Annual Report
November 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Convertible Securities Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Corporate Bonds - 82.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 82.0%
COMMUNICATION SERVICES - 6.4%
Entertainment - 2.7%
Cinemark Holdings, Inc. 4.5% 8/15/25	2,125	5,142
Liberty Media Corp. 2.375% 9/30/53 (b)	10,705	15,158
Liberty Media Corp. Liberty Formula One 2.25% 8/15/27	8,245	9,679
Live Nation Entertainment, Inc. 3.125% 1/15/29	10,998	15,688
Sphere Entertainment Co. 3.5% 12/1/28 (b)	1,073	1,471
Zynga, Inc. 0% 12/15/26	5,479	5,016
		52,154
Interactive Media & Services - 1.6%
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	2,433	2,308
Snap, Inc.:
0% 5/1/27	8,514	7,326
0.125% 3/1/28	13,059	10,610
0.5% 5/1/30(b)	10,042	8,859
0.75% 8/1/26	1,704	1,673
		30,776
Media - 2.1%
Cardlytics, Inc. 4.25% 4/1/29 (b)	1,158	710
EchoStar Corp. 3.875% 11/30/30 pay-in-kind	21,872	24,306
Liberty Broadband Corp.:
3.125% 3/31/53(b)	9,550	9,708
3.125% 6/30/54(b)	5,024	6,048
Magnite, Inc. 0.25% 3/15/26	1,390	1,286
		42,058
TOTAL COMMUNICATION SERVICES		124,988

CONSUMER DISCRETIONARY - 9.6%
Automobile Components - 0.3%
Patrick Industries, Inc. 1.75% 12/1/28	3,611	5,240
Automobiles - 3.0%
Ford Motor Co. 0% 3/15/26	15,724	15,582
Lucid Group, Inc. 1.25% 12/15/26 (b)	17,382	12,852
Rivian Automotive, Inc.:
3.625% 10/15/30	18,096	15,756
4.625% 3/15/29	11,177	11,002
Winnebago Industries, Inc. 3.25% 1/15/30 (b)	3,449	3,376
		58,568
Broadline Retail - 0.8%
Alibaba Group Holding Ltd. 0.5% 6/1/31 (Reg. S) (b)	4,474	4,845
Etsy, Inc.:
0.125% 10/1/26	4,864	4,710
0.25% 6/15/28	4,610	3,781
JD.com, Inc. 0.25% 6/1/29 (b)	2,137	2,343
		15,679
Diversified Consumer Services - 0.3%
Stride, Inc. 1.125% 9/1/27	3,491	7,147
Hotels, Restaurants & Leisure - 3.6%
Booking Holdings, Inc. 0.75% 5/1/25	6,343	17,519
Carnival Corp. 5.75% 12/1/27	7,838	16,060
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26	3,044	2,800
NCL Corp. Ltd.:
1.125% 2/15/27	7,478	7,895
5.375% 8/1/25	3,500	5,236
Penn Entertainment, Inc. 2.75% 5/15/26	8,207	9,333
Royal Caribbean Cruises Ltd. 6% 8/15/25	2,408	11,803
		70,646
Household Durables - 0.4%
Meritage Homes Corp. 1.75% 5/15/28 (b)	6,926	7,463
Leisure Products - 0.7%
Peloton Interactive, Inc.:
0% 2/15/26	3,357	3,055
5.5% 12/1/29(b)	2,129	5,323
Topgolf Callaway Brands Corp. 2.75% 5/1/26	5,242	5,093
		13,471
Specialty Retail - 0.5%
The RealReal, Inc. 1% 3/1/28	5,044	3,228
Wayfair LLC:
0.625% 10/1/25	6,218	5,907
3.25% 9/15/27	180	197
3.5% 11/15/28	80	103
		9,435
TOTAL CONSUMER DISCRETIONARY		187,649

CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Freshpet, Inc. 3% 4/1/28	1,700	3,882
Post Holdings, Inc. 2.5% 8/15/27	3,090	3,760
		7,642
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Transocean, Inc.:
4% 12/15/25	1,880	2,111
4.625% 9/30/29	1,350	2,023
		4,134
Oil, Gas & Consumable Fuels - 1.8%
Centrus Energy Corp. 2.25% 11/1/30 (b)	8,648	10,143
CNX Resources Corp. 2.25% 5/1/26	2,524	7,969
Northern Oil & Gas, Inc. 3.625% 4/15/29	3,846	4,971
Peabody Energy Corp. 3.25% 3/1/28	2,047	2,840
Permian Resources Operating LLC 3.25% 4/1/28	2,479	6,784
World Kinect Corp. 3.25% 7/1/28	2,580	2,990
		35,697
TOTAL ENERGY		39,831

FINANCIALS - 3.7%
Capital Markets - 1.1%
Coinbase Global, Inc.:
0.25% 4/1/30(b)	8,830	10,742
0.5% 6/1/26	9,327	10,460
		21,202
Consumer Finance - 1.3%
LendingTree, Inc. 0.5% 7/15/25	3,166	3,039
SoFi Technologies, Inc. 1.25% 3/15/29 (b)	5,369	10,042
Upstart Holdings, Inc. 2% 10/1/29 (b)	6,560	12,414
		25,495
Financial Services - 1.3%
Affirm Holdings, Inc. 0% 11/15/26	9,318	8,340
Global Payments, Inc. 1.5% 3/1/31 (b)	7,286	7,356
Repay Holdings Corp. 2.875% 7/15/29 (b)	2,006	1,912
Shift4 Payments, Inc.:
0% 12/15/25	3,621	5,256
0.5% 8/1/27	2,014	2,290
		25,154
TOTAL FINANCIALS		71,851

HEALTH CARE - 9.9%
Biotechnology - 4.6%
Alnylam Pharmaceuticals, Inc. 1% 9/15/27	9,360	10,348
BridgeBio Pharma, Inc. 2.25% 2/1/29	14,240	12,254
Cytokinetics, Inc. 3.5% 7/1/27	7,090	8,924
Dynavax Technologies Corp. 2.5% 5/15/26	200	263
Exact Sciences Corp.:
0.375% 3/15/27	1,485	1,394
0.375% 3/1/28	1,539	1,373
1% 1/15/25	1,265	1,257
1.75% 4/15/31(b)	13,920	13,232
Halozyme Therapeutics, Inc.:
0.25% 3/1/27	1,989	1,888
1% 8/15/28	5,125	5,552
Immunocore Holdings PLC 2.5% 2/1/30 (b)	3,806	3,276
Insmed, Inc. 0.75% 6/1/28	3,200	7,510
Ionis Pharmaceuticals, Inc.:
0% 4/1/26	4,305	4,165
1.75% 6/15/28	4,010	3,962
Mirum Pharmaceuticals, Inc. 4% 5/1/29	2,160	3,555
Novavax, Inc. 5% 12/15/27	1,368	1,420
Sarepta Therapeutics, Inc. 1.25% 9/15/27	8,220	9,494
		89,867
Health Care Equipment & Supplies - 3.1%
CONMED Corp. 2.25% 6/15/27	2,740	2,546
Enovis Corp. 3.875% 10/15/28	2,840	3,158
Envista Holdings Corp. 2.375% 6/1/25	3,649	4,183
Haemonetics Corp. 2.5% 6/1/29 (b)	2,720	2,802
Insulet Corp. 0.375% 9/1/26	9,396	11,981
Integer Holdings Corp. 2.125% 2/15/28	3,394	5,704
iRhythm Technologies, Inc. 1.5% 9/1/29 (b)	5,598	5,319
Lantheus Holdings, Inc. 2.625% 12/15/27	2,990	3,982
LivaNova U.S.A., Inc. 2.5% 3/15/29 (b)	2,604	2,719
Merit Medical Systems, Inc. 3% 2/1/29 (b)	5,903	7,878
NuVasive, Inc. 0.375% 3/15/25	1,910	1,879
Omnicell, Inc. 1% 12/1/29 (b)	1,318	1,412
TransMedics Group, Inc. 1.5% 6/1/28	5,449	6,635
		60,198
Health Care Providers & Services - 0.6%
Alignment Healthcare, Inc. 4.25% 11/15/29 (b)	3,250	3,681
Guardant Health, Inc. 0% 11/15/27	8,219	6,866
Opko Health, Inc. 3.75% 1/15/29 (b)	859	1,201
		11,748
Health Care Technology - 0.5%
Evolent Health, Inc. 3.5% 12/1/29 (b)	4,293	3,775
Health Catalyst, Inc. 2.5% 4/15/25	1,647	1,618
Teladoc Health, Inc. 1.25% 6/1/27	5,479	4,775
Veradigm, Inc. 0.875% 1/1/27	161	179
		10,347
Life Sciences Tools & Services - 0.2%
Repligen Corp. 1% 12/15/28 (b)	4,231	4,418
Pharmaceuticals - 0.9%
Amphastar Pharmaceuticals, Inc. 2% 3/15/29	2,130	2,167
Jazz Investments I Ltd.:
2% 6/15/26	4,936	4,983
3.125% 9/15/30(b)	7,060	7,593
Pacira Biosciences, Inc. 2.125% 5/15/29 (b)	2,080	1,685
		16,428
TOTAL HEALTH CARE		193,006

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. 0.5% 12/15/27	5,427	15,363
Rocket Lab U.S.A., Inc. 4.25% 2/1/29 (b)	3,235	17,471
Spirit Aerosystems, Inc. 3.25% 11/1/28	1,590	2,077
		34,911
Commercial Services & Supplies - 0.2%
Tetra Tech, Inc. 2.25% 8/15/28	4,340	5,262
Construction & Engineering - 1.2%
Fluor Corp. 1.125% 8/15/29	8,462	11,624
Granite Construction, Inc.:
3.25% 6/15/30(b)	3,830	5,489
3.75% 5/15/28	2,635	5,785
		22,898
Electrical Equipment - 1.2%
Array Technologies, Inc. 1% 12/1/28	2,989	2,205
Bloom Energy Corp.:
3% 6/1/28	2,457	3,994
3% 6/1/29(b)	7,975	12,179
Stem, Inc. 4.25% 4/1/30 (b)	3,738	973
Sunrun, Inc. 4% 3/1/30 (b)	3,880	3,840
		23,191
Ground Transportation - 2.1%
Hertz Corp. 8% 7/15/29 pay-in-kind (b)	2,075	2,267
Lyft, Inc.:
0.625% 3/1/29(b)	9,646	10,689
1.5% 5/15/25	2,024	1,994
Uber Technologies, Inc.:
0% 12/15/25	5,200	5,555
0.875% 12/1/28(b)	17,165	20,532
		41,037
Machinery - 0.3%
Middleby Corp. 1% 9/1/25	4,800	5,615
Passenger Airlines - 1.0%
American Airlines Group, Inc. 6.5% 7/1/25	5,196	5,608
JetBlue Airways Corp. 2.5% 9/1/29 (b)	5,364	6,299
Southwest Airlines Co. 1.25% 5/1/25	6,884	6,994
Spirit Airlines, Inc. 1% 5/15/26	986	338
		19,239
Professional Services - 0.8%
CSG Systems International, Inc. 3.875% 9/15/28	2,860	2,948
Parsons Corp. 2.625% 3/1/29 (b)	10,234	12,201
		15,149
TOTAL INDUSTRIALS		167,302

INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 1.5%
Infinera Corp. 3.75% 8/1/28	3,000	3,527
Lumentum Holdings, Inc.:
0.5% 12/15/26	7,620	8,523
0.5% 6/15/28	10,888	10,638
1.5% 12/15/29	4,845	6,936
		29,624
Electronic Equipment, Instruments & Components - 1.1%
Advanced Energy Industries, Inc. 2.5% 9/15/28	2,625	2,851
Insight Enterprises, Inc. 0.75% 2/15/25	3,367	7,710
Itron, Inc. 1.375% 7/15/30 (b)	2,568	2,860
OSI Systems, Inc. 2.25% 8/1/29 (b)	4,339	4,834
Par Technology Corp. 1.5% 10/15/27	261	319
Vishay Intertechnology, Inc. 2.25% 9/15/30	3,500	3,278
		21,852
IT Services - 4.8%
Akamai Technologies, Inc.:
0.125% 5/1/25	7,078	7,460
0.375% 9/1/27	9,041	8,979
1.125% 2/15/29	9,537	9,277
Applied Digital Corp. 2.75% 6/1/30 (b)	3,260	4,145
BigCommerce Holdings, Inc. 0.25% 10/1/26	5,219	4,630
Cloudflare, Inc. 0% 8/15/26	9,299	8,800
Core Scientific, Inc. 3% 9/1/29 (b)	6,832	12,608
Digitalocean Holdings, Inc. 0% 12/1/26	2,111	1,867
MongoDB, Inc. 0.25% 1/15/26	10,204	16,166
Snowflake, Inc.:
0% 10/1/27(b)	8,023	10,261
0% 10/1/29(b)	8,023	10,454
		94,647
Semiconductors & Semiconductor Equipment - 4.8%
Impinj, Inc. 1.125% 5/15/27	1,880	3,380
MACOM Technology Solutions Holdings, Inc. 0.25% 3/15/26	3,437	5,637
Microchip Technology, Inc. 0.75% 6/1/30 (b)	8,710	8,249
MKS Instruments, Inc. 1.25% 6/1/30 (b)	16,418	16,728
ON Semiconductor Corp.:
0% 5/1/27(c)	7,620	10,909
0.5% 3/1/29	13,299	13,128
Penguin Solutions, Inc. 2% 8/15/30 (b)	1,767	1,681
Semtech Corp. 1.625% 11/1/27	4,768	8,657
Synaptics, Inc. 0.75% 12/1/31 (b)	5,054	5,286
Veeco Instruments, Inc. 2.875% 6/1/29	3,695	4,546
Wolfspeed, Inc.:
1.75% 5/1/26	2,078	1,834
1.875% 12/1/29	31,275	13,511
		93,546
Software - 15.0%
Altair Engineering, Inc. 1.75% 6/15/27	4,600	6,962
Bentley Systems, Inc.:
0.125% 1/15/26	5,035	4,954
0.375% 7/1/27	4,676	4,271
BlackLine, Inc. 1% 6/1/29 (b)	7,699	8,502
Box, Inc.:
0% 1/15/26	2,533	3,506
1.5% 9/15/29(b)	3,177	3,253
Confluent, Inc. 0% 1/15/27	5,296	4,752
Datadog, Inc. 0.125% 6/15/25	6,960	11,540
Dropbox, Inc.:
0% 3/1/26	1,969	1,919
0% 3/1/28	2,025	2,001
Five9, Inc. 1% 3/15/29 (b)	6,279	5,708
Guidewire Software, Inc.:
1.25% 3/15/25	1,398	2,482
1.25% 11/1/29(b)	8,808	9,287
HubSpot, Inc. 0.375% 6/1/25	3,258	8,283
InterDigital, Inc. 3.5% 6/1/27	3,270	8,294
LivePerson, Inc. 0% 12/15/26	3,823	1,682
Mara Holdings, Inc.:
0% 3/1/30(b)	10,435	13,328
1% 12/1/26	2,479	2,309
2.125% 9/1/31(b)	1,700	2,820
MicroStrategy, Inc.:
0% 2/15/27	7,641	21,084
0% 12/1/29(b)	23,761	22,469
0.625% 9/15/28(b)	6,698	15,532
0.625% 3/15/30(b)	5,606	15,211
0.875% 3/15/31(b)	4,207	7,937
2.25% 6/15/32(b)	256	546
Nutanix, Inc. 0.25% 10/1/27	4,325	5,479
Pagaya Technologies Ltd. 6.125% 10/1/29 (b)	1,069	1,207
Pagerduty, Inc. 1.5% 10/15/28	3,330	3,456
Palo Alto Networks, Inc. 0.375% 6/1/25	4,197	16,364
Progress Software Corp.:
1% 4/15/26	2,605	3,237
3.5% 3/1/30(b)	3,706	4,525
Q2 Holdings, Inc. 0.75% 6/1/26	2,453	3,111
Rapid7, Inc.:
0.25% 3/15/27	213	199
1.25% 3/15/29	4,420	4,274
TeraWulf, Inc. 2.75% 2/1/30 (b)	7,297	9,114
Tyler Technologies, Inc. 0.25% 3/15/26	8,687	11,343
Unity Software, Inc. 0% 11/15/26	4,973	4,446
Varonis Systems, Inc.:
1% 9/15/29(b)	6,228	6,234
1.25% 8/15/25	1,736	2,829
Vertex, Inc. 0.75% 5/1/29 (b)	3,397	5,450
Workiva, Inc. 1.25% 8/15/28	6,176	6,183
Zscaler, Inc. 0.125% 7/1/25	12,198	17,087
		293,170
Technology Hardware, Storage & Peripherals - 1.8%
Seagate HDD Cayman 3.5% 6/1/28	11,380	15,217
Western Digital Corp. 3% 11/15/28	12,600	19,413
		34,630
TOTAL INFORMATION TECHNOLOGY		567,469

MATERIALS - 1.0%
Chemicals - 0.1%
Livent Corp. 4.125% 7/15/25	1,084	1,612
PureCycle Technologies, Inc. 7.25% 8/15/30	926	1,006
		2,618
Metals & Mining - 0.9%
Equinox Gold Corp. 4.75% 10/15/28	1,910	2,250
MP Materials Corp. 3% 3/1/30 (b)	9,193	11,272
United States Steel Corp. 5% 11/1/26	1,447	4,435
		17,957
TOTAL MATERIALS		20,575

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Digital Realty Trust LP 1.875% 11/15/29 (b)	9,095	9,742
Federal Realty OP LP 3.25% 1/15/29 (b)	1,611	1,672
Rexford Industrial Realty LP:
4.125% 3/15/29(b)	4,965	4,900
4.375% 3/15/27(b)	4,933	4,864
Ventas Realty LP 3.75% 6/1/26	9,002	10,945
Welltower OP LLC 2.75% 5/15/28 (b)	12,150	17,859
		49,982
Real Estate Management & Development - 1.6%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	6,887	5,983
Redfin Corp. 0.5% 4/1/27	16,564	12,353
Zillow Group, Inc. 1.375% 9/1/26	7,320	12,948
		31,284
TOTAL REAL ESTATE		81,266

UTILITIES - 7.2%
Electric Utilities - 4.8%
Alliant Energy Corp. 3.875% 3/15/26	2,600	2,748
Duke Energy Corp. 4.125% 4/15/26	8,752	9,295
Evergy, Inc. 4.5% 12/15/27 (b)	10,667	11,923
FirstEnergy Corp. 4% 5/1/26	9,824	10,079
NextEra Energy Capital Holdings, Inc. 3% 3/1/27 (b)	6,018	7,438
NRG Energy, Inc. 2.75% 6/1/48	2,341	5,796
PG&E Corp. 4.25% 12/1/27 (b)	14,984	16,846
PPL Capital Funding, Inc. 2.875% 3/15/28	7,740	8,414
Southern Co.:
3.875% 12/15/25	11,197	12,339
4.5% 6/15/27(b)	8,787	9,488
		94,366
Independent Power and Renewable Electricity Producers - 0.9%
NextEra Energy Partners LP 0% 11/15/25 (b)	11,505	10,769
Ormat Technologies, Inc. 2.5% 7/15/27	1,700	1,806
Sunnova Energy International, Inc. 2.625% 2/15/28	9,870	4,260
		16,835
Multi-Utilities - 1.0%
CenterPoint Energy, Inc. 4.25% 8/15/26	6,974	7,206
CMS Energy Corp. 3.375% 5/1/28	3,069	3,265
WEC Energy Group, Inc.:
4.375% 6/1/27(b)	4,372	4,832
4.375% 6/1/29(b)	4,372	4,917
		20,220
Water Utilities - 0.5%
American Water Capital Corp. 3.625% 6/15/26	8,918	8,938
TOTAL UTILITIES		140,359

TOTAL CONVERTIBLE BONDS		1,601,938
Nonconvertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.4%
Broadline Retail - 0.4%
Match Group Holdings II LLC 3.625% 10/1/31 (b)	8,840	7,669
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Wolfspeed, Inc. 7.9583% 6/23/30 pay-in-kind (b)(d)(e)(f)	3,165	3,046
TOTAL NONCONVERTIBLE BONDS		10,715
TOTAL CORPORATE BONDS (Cost $1,339,932)		1,612,653

Common Stocks - 9.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.5%
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A	16,300	2,754
Meta Platforms, Inc. Class A	7,100	4,078
		6,832
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	13,300	3,284
TOTAL COMMUNICATION SERVICES		10,116
CONSUMER DISCRETIONARY - 0.7%
Broadline Retail - 0.2%
Amazon.com, Inc. (g)	16,400	3,409
Hotels, Restaurants & Leisure - 0.5%
Churchill Downs, Inc.	29,800	4,235
Genius Sports Ltd. (g)	205,700	2,065
Red Rock Resorts, Inc.	31,800	1,593
Super Group SGHC Ltd.	440,531	2,930
		10,823
TOTAL CONSUMER DISCRETIONARY		14,232
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Keurig Dr. Pepper, Inc.	73,900	2,413
Personal Care Products - 0.1%
Kenvue, Inc.	62,600	1,507
TOTAL CONSUMER STAPLES		3,920
ENERGY - 2.8%
Energy Equipment & Services - 0.2%
Vallourec SA (g)	245,000	4,298
Oil, Gas & Consumable Fuels - 2.6%
Canadian Natural Resources Ltd.	73,000	2,469
Cheniere Energy, Inc.	18,500	4,144
DHT Holdings, Inc.	2,139,495	20,154
Energy Transfer LP	271,600	5,394
Frontline PLC (NY Shares)	271,600	4,394
Imperial Oil Ltd.	36,000	2,655
Scorpio Tankers, Inc.	100,400	5,086
South Bow Corp.	189,000	4,930
		49,226
TOTAL ENERGY		53,524
FINANCIALS - 0.4%
Capital Markets - 0.1%
Robinhood Markets, Inc. (g)	65,000	2,440
Financial Services - 0.3%
Block, Inc. Class A (g)	34,000	3,011
Toast, Inc. (g)	65,400	2,848
		5,859
TOTAL FINANCIALS		8,299
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Gilead Sciences, Inc.	37,800	3,500
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Byrna Technologies, Inc. (g)	136,200	2,633
Commercial Services & Supplies - 0.1%
The GEO Group, Inc. (g)	86,657	2,471
Construction & Engineering - 0.2%
EMCOR Group, Inc.	5,500	2,806
Machinery - 0.2%
Chart Industries, Inc. (g)(h)	21,900	4,232
TOTAL INDUSTRIALS		12,142
INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment, Instruments & Components - 0.3%
TD SYNNEX Corp.	38,400	4,569
IT Services - 0.1%
Shopify, Inc. Class A (g)	22,600	2,614
Semiconductors & Semiconductor Equipment - 0.5%
Micron Technology, Inc.	21,200	2,077
NVIDIA Corp.	28,200	3,899
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	22,700	4,192
		10,168
Software - 1.0%
Microsoft Corp.	6,900	2,922
MicroStrategy, Inc. Class A (g)(h)	36,650	14,201
Zoom Communications, Inc. Class A (g)	32,800	2,712
		19,835
TOTAL INFORMATION TECHNOLOGY		37,186
MATERIALS - 1.2%
Chemicals - 0.8%
Albemarle Corp.	157,300	16,941
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd. (United States)	39,800	3,360
ATI, Inc. (g)	64,953	3,908
		7,268
TOTAL MATERIALS		24,209
UTILITIES - 0.5%
Electric Utilities - 0.1%
Constellation Energy Corp.	9,900	2,540
Independent Power and Renewable Electricity Producers - 0.4%
TransAlta Corp.	465,100	5,234
Vistra Corp.	10,700	1,710
		6,944
TOTAL UTILITIES		9,484
TOTAL COMMON STOCKS (Cost $127,358)		176,612

Convertible Preferred Stocks - 7.7%
	Shares	Value ($) (000s)
FINANCIALS - 3.5%
Banks - 1.3%
Bank of America Corp. 7.25%	21,245	26,439
Capital Markets - 0.9%
Ares Management Corp. Series B, 6.75%	306,100	16,949
Financial Services - 1.3%
Apollo Global Management, Inc. Series A, 6.75%	270,800	24,872
TOTAL FINANCIALS		68,260
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
BrightSpring Health Services, Inc. 6.75%	55,500	3,887
INDUSTRIALS - 1.9%
Aerospace & Defense - 1.9%
The Boeing Co. Series A, 6.00%	668,900	36,249
INFORMATION TECHNOLOGY - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.	172,700	10,546
UTILITIES - 1.6%
Electric Utilities - 1.6%
NextEra Energy, Inc.:
6.296%	274,300	12,039
7.234%	110,300	5,395
7.299%	283,700	14,781
		32,215
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $131,513)		151,157

Money Market Funds - 1.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.64% (i)	5,906,806	5,908
Fidelity Securities Lending Cash Central Fund 4.64% (i)(j)	16,936,331	16,938
TOTAL MONEY MARKET FUNDS (Cost $22,846)		22,846

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,621,649)	1,963,268
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(10,649)
NET ASSETS - 100.0%	1,952,619

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $619,470,000 or 31.7% of net assets.

(c)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,110,000 and $2,031,000, respectively.

(f)	Level 3 security
(g)	Non-income producing
(h)	Security or a portion of the security is on loan at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	306,596	608,205	908,893	3,551	-	-	5,908	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	-	163,044	146,106	19	-	-	16,938	0.1%
Total	306,596	771,249	1,054,999	3,570	-	-	22,846

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	10,116	10,116	-	-
Consumer Discretionary	14,232	14,232	-	-
Consumer Staples	3,920	3,920	-	-
Energy	53,524	53,524	-	-
Financials	76,559	8,299	68,260	-
Health Care	7,387	3,500	3,887	-
Industrials	48,391	12,142	36,249	-
Information Technology	47,732	37,186	10,546	-
Materials	24,209	24,209	-	-
Utilities	41,699	9,484	32,215	-

Corporate Bonds	1,612,653	-	1,609,607	3,046

Money Market Funds	22,846	22,846	-	-
Total Investments in Securities:	1,963,268	199,458	1,760,764	3,046
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $16,520) - See accompanying schedule:
Unaffiliated issuers (cost $1,598,803)	$1,940,422
Fidelity Central Funds (cost $22,846)	22,846

Total Investment in Securities (cost $1,621,649)		$1,963,268
Foreign currency held at value (cost $6)		6
Receivable for investments sold		1,372
Receivable for fund shares sold		642
Dividends receivable		1,209
Interest receivable		7,142
Distributions receivable from Fidelity Central Funds		93
Prepaid expenses		2
Other receivables		22
Total assets		1,973,756
Liabilities
Payable to custodian bank	$630
Payable for investments purchased	2,026
Payable for fund shares redeemed	382
Accrued management fee	1,080
Distribution and service plan fees payable	19
Other payables and accrued expenses	62
Collateral on securities loaned	16,938
Total liabilities		21,137
Net Assets		$1,952,619
Net Assets consist of:
Paid in capital		$1,501,701
Total accumulated earnings (loss)		450,918
Net Assets		$1,952,619

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($50,210 ÷ 1,329 shares)(a)		$37.78
Maximum offering price per share (100/94.25 of $37.78)		$40.08
Class M :
Net Asset Value and redemption price per share ($8,338 ÷ 220 shares)(a)(b)		$37.84
Maximum offering price per share (100/96.50 of $37.84)		$39.21
Class C :
Net Asset Value and offering price per share ($7,157 ÷ 191 shares)(a)(b)		$37.48
Convertible Securities :
Net Asset Value, offering price and redemption price per share ($1,671,554 ÷ 43,951 shares)		$38.03
Class I :
Net Asset Value, offering price and redemption price per share ($104,280 ÷ 2,748 shares)		$37.95
Class Z :
Net Asset Value, offering price and redemption price per share ($111,080 ÷ 2,930 shares)(b)		$37.92
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Year ended November 30, 2024 Amounts in thousands
Investment Income
Dividends		$10,088
Interest		54,753
Income from Fidelity Central Funds (including $19 from security lending)		3,570
Total income		68,411
Expenses
Management fee
Basic fee	$9,073
Performance adjustment	2,314
Transfer agent fees	568
Distribution and service plan fees	220
Accounting fees	118
Custodian fees and expenses	19
Independent trustees' fees and expenses	8
Registration fees	108
Audit fees	61
Legal	2
Interest	8
Miscellaneous	23
Total expenses before reductions	12,522
Expense reductions	(78)
Total expenses after reductions		12,444
Net Investment income (loss)		55,967
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	82,692
Foreign currency transactions	(30)
Written options	116
Total net realized gain (loss)		82,778
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	262,399
Written options	12
Total change in net unrealized appreciation (depreciation)		262,411
Net gain (loss)		345,189
Net increase (decrease) in net assets resulting from operations		$401,156
Statement of Changes in Net Assets

Amount in thousands	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,967	$55,768
Net realized gain (loss)	82,778	(6,676)
Change in net unrealized appreciation (depreciation)	262,411	1,487
Net increase (decrease) in net assets resulting from operations	401,156	50,579
Distributions to shareholders	(53,116)	(64,636)

Share transactions - net increase (decrease)	(68,550)	(48,343)
Total increase (decrease) in net assets	279,490	(62,400)

Net Assets
Beginning of period	1,673,129	1,735,529
End of period	$1,952,619	$1,673,129

Financial Highlights
Fidelity Advisor® Convertible Securities Fund Class A

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$31.12	$31.39	$43.06	$40.70	$30.97
Income from Investment Operations
Net investment income (loss) A,B	.96	.93	.53	.42	.70
Net realized and unrealized gain (loss)	6.62	(.09)	(4.80)	5.89	10.23
Total from investment operations	7.58	.84	(4.27)	6.31	10.93
Distributions from net investment income	(.92)	(.69) C	(.48)	(.81)	(.63)
Distributions from net realized gain	-	(.42) C	(6.92)	(3.14)	(.57)
Total distributions	(.92)	(1.11)	(7.40)	(3.95)	(1.20)
Net asset value, end of period	$37.78	$31.12	$31.39	$43.06	$40.70
Total Return D,E	24.82%	2.86%	(12.04)%	16.43%	36.42%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00%	1.04%	1.02%	.97%	.93%
Expenses net of fee waivers, if any	1.00%	1.04%	1.02%	.97%	.92%
Expenses net of all reductions	1.00%	1.04%	1.02%	.97%	.92%
Net investment income (loss)	2.90%	3.01%	1.63%	.98%	2.11%
Supplemental Data
Net assets, end of period (in millions)	$50	$44	$46	$57	$40
Portfolio turnover rate H	70%	89%	85%	87%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Convertible Securities Fund Class M

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$31.17	$31.44	$43.09	$40.73	$30.98
Income from Investment Operations
Net investment income (loss) A,B	.88	.85	.45	.31	.61
Net realized and unrealized gain (loss)	6.62	(.09)	(4.79)	5.89	10.26
Total from investment operations	7.50	.76	(4.34)	6.20	10.87
Distributions from net investment income	(.83)	(.61) C	(.38)	(.70)	(.55)
Distributions from net realized gain	-	(.42) C	(6.92)	(3.14)	(.57)
Total distributions	(.83)	(1.03)	(7.31) D	(3.84)	(1.12)
Net asset value, end of period	$37.84	$31.17	$31.44	$43.09	$40.73
Total Return E,F	24.49%	2.59%	(12.24)%	16.10%	36.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.25%	1.30%	1.28%	1.23%	1.19%
Expenses net of fee waivers, if any	1.24%	1.29%	1.28%	1.22%	1.19%
Expenses net of all reductions	1.24%	1.29%	1.28%	1.22%	1.19%
Net investment income (loss)	2.65%	2.75%	1.38%	.73%	1.84%
Supplemental Data
Net assets, end of period (in millions)	$8	$8	$8	$11	$9
Portfolio turnover rate I	70%	89%	85%	87%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Convertible Securities Fund Class C

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.88	$31.15	$42.73	$40.42	$30.76
Income from Investment Operations
Net investment income (loss) A,B	.70	.68	.29	.09	.44
Net realized and unrealized gain (loss)	6.57	(.07)	(4.76)	5.85	10.19
Total from investment operations	7.27	.61	(4.47)	5.94	10.63
Distributions from net investment income	(.67)	(.45) C	(.18)	(.49)	(.40)
Distributions from net realized gain	-	(.42) C	(6.92)	(3.14)	(.57)
Total distributions	(.67)	(.88) D	(7.11) D	(3.63)	(.97)
Net asset value, end of period	$37.48	$30.88	$31.15	$42.73	$40.42
Total Return E,F	23.86%	2.09%	(12.70)%	15.53%	35.42%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.77%	1.81%	1.79%	1.74%	1.69%
Expenses net of fee waivers, if any	1.76%	1.81%	1.79%	1.74%	1.69%
Expenses net of all reductions	1.76%	1.81%	1.79%	1.74%	1.68%
Net investment income (loss)	2.13%	2.24%	.86%	.21%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$7	$7	$8	$19	$24
Portfolio turnover rate I	70%	89%	85%	87%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Convertible Securities Fund

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$31.33	$31.58	$43.29	$40.89	$31.09
Income from Investment Operations
Net investment income (loss) A,B	1.07	1.02	.64	.55	.80
Net realized and unrealized gain (loss)	6.64	(.07)	(4.84)	5.92	10.29
Total from investment operations	7.71	.95	(4.20)	6.47	11.09
Distributions from net investment income	(1.01)	(.78) C	(.59)	(.93)	(.72)
Distributions from net realized gain	-	(.42) C	(6.92)	(3.14)	(.57)
Total distributions	(1.01)	(1.20)	(7.51)	(4.07)	(1.29)
Net asset value, end of period	$38.03	$31.33	$31.58	$43.29	$40.89
Total Return D	25.14%	3.21%	(11.79)%	16.78%	36.88%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70%	.75%	.72%	.67%	.63%
Expenses net of fee waivers, if any	.70%	.74%	.72%	.67%	.63%
Expenses net of all reductions	.70%	.74%	.72%	.67%	.62%
Net investment income (loss)	3.20%	3.31%	1.93%	1.28%	2.41%
Supplemental Data
Net assets, end of period (in millions)	$1,672	$1,463	$1,539	$1,922	$1,791
Portfolio turnover rate G	70%	89%	85%	87%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Convertible Securities Fund Class I

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$31.26	$31.51	$43.20	$40.82	$31.04
Income from Investment Operations
Net investment income (loss) A,B	1.06	1.02	.62	.53	.79
Net realized and unrealized gain (loss)	6.63	(.08)	(4.81)	5.91	10.27
Total from investment operations	7.69	.94	(4.19)	6.44	11.06
Distributions from net investment income	(1.00)	(.76) C	(.58)	(.92)	(.71)
Distributions from net realized gain	-	(.42) C	(6.92)	(3.14)	(.57)
Total distributions	(1.00)	(1.19) D	(7.50)	(4.06)	(1.28)
Net asset value, end of period	$37.95	$31.26	$31.51	$43.20	$40.82
Total Return E	25.11%	3.17%	(11.80)%	16.72%	36.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73%	.77%	.75%	.70%	.65%
Expenses net of fee waivers, if any	.73%	.77%	.75%	.70%	.65%
Expenses net of all reductions	.73%	.77%	.75%	.70%	.64%
Net investment income (loss)	3.17%	3.28%	1.90%	1.25%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$104	$82	$93	$110	$65
Portfolio turnover rate H	70%	89%	85%	87%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Convertible Securities Fund Class Z

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$31.24	$31.50	$43.19	$40.81	$31.03
Income from Investment Operations
Net investment income (loss) A,B	1.09	1.05	.66	.58	.83
Net realized and unrealized gain (loss)	6.64	(.08)	(4.81)	5.91	10.27
Total from investment operations	7.73	.97	(4.15)	6.49	11.10
Distributions from net investment income	(1.05)	(.81) C	(.62)	(.97)	(.75)
Distributions from net realized gain	-	(.42) C	(6.92)	(3.14)	(.57)
Total distributions	(1.05)	(1.23)	(7.54)	(4.11)	(1.32)
Net asset value, end of period	$37.92	$31.24	$31.50	$43.19	$40.81
Total Return D	25.28%	3.29%	(11.69)%	16.86%	37.01%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.63%	.66%	.63%	.59%	.53%
Expenses net of fee waivers, if any	.62%	.65%	.63%	.59%	.53%
Expenses net of all reductions	.62%	.65%	.63%	.59%	.53%
Net investment income (loss)	3.27%	3.40%	2.02%	1.36%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$111	$70	$42	$57	$35
Portfolio turnover rate G	70%	89%	85%	87%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Convertible Securities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended November 30, 2023. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to options, foreign currency transactions, market discount, contingent interest, capital loss carryforwards, equity-debt classifications, certain conversion ratios, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$388,304
Gross unrealized depreciation	(30,407)
Net unrealized appreciation (depreciation)	$357,897
Tax Cost	$1,605,371

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$32,387
Undistributed long-term capital gain	$60,693
Net unrealized appreciation (depreciation) on securities and other investments	$357,882

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$53,116	$ 41,905
Long-term Capital Gains	-	22,731
Total	$53,116	$ 64,636

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Convertible Securities Fund	1,307,023	1,142,623

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Convertible Securities	.55
Class I	.58
Class Z	.46

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Convertible Securities	.55
Class I	.58
Class Z	.46

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .42%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Convertible Securities Fund	ICE® BofAML® All US Convertibles Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Convertible Securities. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.15% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was .13%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	114	3
Class M	.25%	.25%	39	-
Class C	.75%	.25%	67	11
			220	14

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	9
Class M	1
Class C A	- B
10
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	20.1795
Class M	4.1816
Class C	3.1969
Convertible Securities	496.1327
Class I	36.1631
Class Z	9.0420
	568

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Convertible Securities Fund	.0272

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Convertible Securities Fund	7

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Convertible Securities Fund	Borrower	6,988	5.21%	8

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Convertible Securities Fund	8,817	11,903	652

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Convertible Securities Fund	80

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount ($)
Fidelity Convertible Securities Fund	3
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Convertible Securities Fund	2	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $77.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Convertible Securities Fund
Distributions to shareholders
Class A	$1,265	$1,597
Class M	195	262
Class C	136	225
Convertible Securities	45,868	57,992
Class I	2,588	2,636
Class Z	3,064	1,924
Total	$53,116	$64,636
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2024	Year ended November 30, 2023	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Convertible Securities Fund
Class A
Shares sold	152	187	$5,054	$5,785
Reinvestment of distributions	37	52	1,225	1,544
Shares redeemed	(266)	(297)	(8,820)	(9,113)
Net increase (decrease)	(77)	(58)	$(2,541)	$(1,784)
Class M
Shares sold	12	11	$389	$388
Reinvestment of distributions	6	9	192	259
Shares redeemed	(47)	(28)	(1,539)	(873)
Net increase (decrease)	(29)	(8)	$(958)	$(226)
Class C
Shares sold	36	72	$1,171	$2,215
Reinvestment of distributions	4	8	135	225
Shares redeemed	(75)	(115)	(2,459)	(3,484)
Net increase (decrease)	(35)	(35)	$(1,153)	$(1,044)
Convertible Securities
Shares sold	2,230	3,484	$75,255	$108,700
Reinvestment of distributions	1,211	1,718	40,150	51,559
Shares redeemed	(6,203)	(7,203)	(206,430)	(222,403)
Net increase (decrease)	(2,762)	(2,001)	$(91,025)	$(62,144)
Class I
Shares sold	1,293	2,364	$43,736	$72,452
Reinvestment of distributions	75	86	2,490	2,581
Shares redeemed	(1,231)	(2,779)	(40,877)	(85,764)
Net increase (decrease)	137	(329)	$5,349	$(10,731)
Class Z
Shares sold	1,918	1,473	$63,448	$45,556
Reinvestment of distributions	80	58	2,643	1,750
Shares redeemed	(1,299)	(639)	(44,313)	(19,720)
Net increase (decrease)	699	892	$21,778	$27,586
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Financial Trust and Shareholders of Fidelity Convertible Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Convertible Securities Fund (one of the funds constituting Fidelity Financial Trust, referred to hereafter as the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2024, $60,692,887, or, if subsequently determined to be different, the net capital gain of such year.

A total of 1.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $23,084,629 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $32,096,508 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 0%, 20%, 19%, and 20%; Class M designates 0%, 23%, 20%, and 23%; Class C designates 0%, 31%, 24%, and 32%; Convertible Securities designates 0%, 17%, 17%, and 17%; Class I designates 0%, 18%, 18%, and 18%; and Class Z designates 0%, 17%, 17%, and 17%; of the dividends distributed in December, April, July and October, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 0.49%, 28.67%, 27.09%, and 28.82%; Class M designates 0.53%, 33.03%, 29.26%, and 32.70%; Class C designates 0.65%, 45.13%, 34.53%, and 45.65%; Convertible Securities designates 0.45%, 25.05%, 25.08%, and 25.06%; Class I designates 0.46%, 25.18%, 25.61%, and 25.34%;  and Class Z designates 0.44%, 23.99%, 24.35%, and 23.89%; of the dividends distributed in December, April, July and October, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	4,614,984,602.83	93.71
Withheld	309,740,070.13	6.29
TOTAL	4,924,724,672.96	100.00
Robert A. Lawrence
Affirmative	4,596,976,751.62	93.34
Withheld	327,747,921.34	6.66
TOTAL	4,924,724,672.96	100.00
Vijay C. Advani
Affirmative	4,593,925,526.29	93.28
Withheld	330,799,146.67	6.72
TOTAL	4,924,724,672.96	100.00
Thomas P. Bostick
Affirmative	4,602,010,729.81	93.45
Withheld	322,713,943.16	6.55
TOTAL	4,924,724,672.96	100.00
Donald F. Donahue
Affirmative	4,588,265,988.25	93.17
Withheld	336,458,684.71	6.83
TOTAL	4,924,724,672.96	100.00
Vicki L. Fuller
Affirmative	4,625,102,702.77	93.92
Withheld	299,621,970.19	6.08
TOTAL	4,924,724,672.96	100.00
Patricia L. Kampling
Affirmative	4,625,113,511.31	93.92
Withheld	299,611,161.65	6.08
TOTAL	4,924,724,672.96	100.00
Thomas A. Kennedy
Affirmative	4,610,606,436.94	93.62
Withheld	314,118,236.02	6.38
TOTAL	4,924,724,672.96	100.00
Oscar Munoz
Affirmative	4,581,865,505.08	93.04
Withheld	342,859,167.88	6.96
TOTAL	4,924,724,672.96	100.00
Karen B. Peetz
Affirmative	4,618,538,380.35	93.78
Withheld	306,186,292.61	6.22
TOTAL	4,924,724,672.96	100.00
David M. Thomas
Affirmative	4,583,296,627.93	93.07
Withheld	341,428,045.03	6.93
TOTAL	4,924,724,672.96	100.00
Susan Tomasky
Affirmative	4,593,416,483.34	93.27
Withheld	331,308,189.62	6.73
TOTAL	4,924,724,672.96	100.00
Michael E. Wiley
Affirmative	4,589,894,406.47	93.20
Withheld	334,830,266.49	6.80
TOTAL	4,924,724,672.96	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539184.127
CVS-ANN-0125
Fidelity® Equity Dividend Income Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Equity Dividend Income Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 1.5%
Quebecor, Inc. Class B (sub. vtg.)	469,500	11,056
Verizon Communications, Inc.	1,854,100	82,211
		93,267
Entertainment - 1.0%
The Walt Disney Co.	555,100	65,208
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A	192,100	32,455
Media - 4.6%
Comcast Corp. Class A	4,485,800	193,745
Omnicom Group, Inc.	633,200	66,372
WPP PLC	3,113,100	34,051
		294,168
TOTAL COMMUNICATION SERVICES		485,098
CONSUMER DISCRETIONARY - 3.7%
Automobile Components - 0.1%
Lear Corp.	89,248	8,732
Automobiles - 0.3%
Subaru Corp.	1,280,400	20,546
Distributors - 0.5%
LKQ Corp.	824,400	32,391
Hotels, Restaurants & Leisure - 0.8%
Starbucks Corp.	280,200	28,709
Vail Resorts, Inc.	110,200	19,752
		48,461
Household Durables - 0.3%
Whirlpool Corp. (a)	167,800	18,696
Specialty Retail - 0.7%
Bath & Body Works, Inc. (a)	1,164,500	42,201
Textiles, Apparel & Luxury Goods - 1.0%
Compagnie Financiere Richemont SA Series A	43,820	6,130
Tapestry, Inc. (a)	916,600	57,086
		63,216
TOTAL CONSUMER DISCRETIONARY		234,243
CONSUMER STAPLES - 9.3%
Beverages - 3.4%
Carlsberg A/S Series B	125,600	12,959
Coca-Cola Europacific Partners PLC	784,100	60,830
Diageo PLC	945,900	28,259
Keurig Dr. Pepper, Inc.	2,447,000	79,895
The Coca-Cola Co.	584,300	37,442
		219,385
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	3,310,800	65,719
Sysco Corp.	668,400	51,540
		117,259
Food Products - 0.6%
The J.M. Smucker Co.	297,300	35,019
Household Products - 0.2%
Reynolds Consumer Products, Inc.	568,900	15,753
Personal Care Products - 3.3%
Estee Lauder Companies, Inc. Class A	635,100	45,803
Kenvue, Inc.	3,015,035	72,602
Unilever PLC sponsored ADR	1,494,400	89,425
		207,830
TOTAL CONSUMER STAPLES		595,246
ENERGY - 8.5%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	1,514,500	66,547
Oil, Gas & Consumable Fuels - 7.5%
Enterprise Products Partners LP	2,883,200	99,269
Exxon Mobil Corp.	1,169,600	137,966
Plains All American Pipeline LP	1,069,300	19,964
Shell PLC ADR	2,632,600	170,435
TotalEnergies SE	811,200	47,147
		474,781
TOTAL ENERGY		541,328
FINANCIALS - 20.1%
Banks - 11.3%
Bank of America Corp.	1,465,000	69,602
East West Bancorp, Inc.	332,700	36,491
Huntington Bancshares, Inc.	3,121,000	56,209
KBC Group NV	281,200	20,278
KeyCorp	2,360,300	45,979
M&T Bank Corp.	720,600	158,525
PNC Financial Services Group, Inc.	88,200	18,938
U.S. Bancorp	3,118,100	166,164
Wells Fargo & Co. (b)	1,969,308	150,002
		722,188
Capital Markets - 3.5%
Bank of New York Mellon Corp.	1,267,400	103,762
Northern Trust Corp.	720,000	80,035
State Street Corp.	354,400	34,912
		218,709
Financial Services - 1.6%
Fidelity National Information Services, Inc.	181,200	15,456
Global Payments, Inc.	539,800	64,215
Visa, Inc. Class A	69,000	21,741
		101,412
Insurance - 3.7%
Chubb Ltd.	414,579	119,701
First American Financial Corp.	484,300	33,974
The Travelers Companies, Inc.	309,900	82,446
		236,121
TOTAL FINANCIALS		1,278,430
HEALTH CARE - 16.9%
Biotechnology - 1.7%
Gilead Sciences, Inc.	1,154,400	106,874
Health Care Equipment & Supplies - 0.1%
Solventum Corp.	107,725	7,703
Health Care Providers & Services - 6.0%
Cigna Group	370,500	125,155
CVS Health Corp.	794,700	47,563
Elevance Health, Inc.	132,900	54,085
UnitedHealth Group, Inc.	254,700	155,418
		382,221
Pharmaceuticals - 9.1%
Bristol-Myers Squibb Co.	1,741,800	103,149
GSK PLC sponsored ADR (a)	2,422,800	82,690
Johnson & Johnson	1,102,807	170,946
Merck & Co., Inc.	1,289,700	131,085
Organon & Co.	692,170	10,985
Roche Holding AG (participation certificate)	78,180	22,715
Royalty Pharma PLC Class A	985,100	26,263
Sanofi SA sponsored ADR	630,600	30,578
		578,411
TOTAL HEALTH CARE		1,075,209
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.7%
General Dynamics Corp.	193,600	54,984
Lockheed Martin Corp.	103,700	54,900
		109,884
Air Freight & Logistics - 1.4%
FedEx Corp.	284,900	86,231
Electrical Equipment - 1.2%
Regal Rexnord Corp.	450,900	77,875
Industrial Conglomerates - 0.4%
3M Co.	72,300	9,654
DCC PLC (United Kingdom)	234,700	17,097
		26,751
Machinery - 1.3%
Allison Transmission Holdings, Inc.	436,700	51,749
Parker Hannifin Corp.	44,500	31,279
		83,028
Professional Services - 2.4%
Genpact Ltd.	685,200	31,629
ManpowerGroup, Inc.	438,800	28,246
SS&C Technologies Holdings, Inc.	1,206,000	93,272
		153,147
TOTAL INDUSTRIALS		536,916
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 2.5%
Cisco Systems, Inc. (b)	2,626,100	155,491
Electronic Equipment, Instruments & Components - 0.5%
TD SYNNEX Corp.	277,600	33,032
IT Services - 2.7%
Amdocs Ltd.	1,060,528	91,969
Capgemini SA	486,900	78,269
		170,238
Semiconductors & Semiconductor Equipment - 1.2%
Renesas Electronics Corp.	156,800	2,057
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	391,300	72,257
		74,314
Software - 1.2%
Gen Digital, Inc.	597,600	18,436
Microsoft Corp. (b)	66,300	28,075
Salesforce, Inc.	95,000	31,349
		77,860
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co. Ltd.	869,590	34,202
TOTAL INFORMATION TECHNOLOGY		545,137
MATERIALS - 4.1%
Chemicals - 1.2%
CF Industries Holdings, Inc.	851,500	76,345
Containers & Packaging - 2.8%
Berry Global Group, Inc.	939,700	67,950
Crown Holdings, Inc. (a)	900,300	82,909
Sonoco Products Co.	604,200	31,346
		182,205
Paper & Forest Products - 0.1%
Magnera Corp. (a)(c)	259,643	5,317
TOTAL MATERIALS		263,867
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Alexandria Real Estate Equities, Inc.	77,800	8,576
American Tower Corp. (b)	209,200	43,723
COPT Defense Properties (SBI)	1,300,500	42,851
Crown Castle, Inc.	508,700	54,049
Gaming & Leisure Properties	620,700	32,034
Public Storage Operating Co.	45,900	15,975
Realty Income Corp.	343,100	19,862
		217,070
UTILITIES - 7.3%
Electric Utilities - 5.8%
American Electric Power Co., Inc.	305,800	30,537
Duke Energy Corp.	540,000	63,207
Edison International	329,394	28,904
Exelon Corp.	2,012,400	79,611
FirstEnergy Corp.	2,179,500	92,738
PG&E Corp.	2,628,400	56,852
Portland General Electric Co.	409,900	19,642
		371,491
Multi-Utilities - 1.5%
Sempra	1,021,100	95,646
TOTAL UTILITIES		467,137
TOTAL COMMON STOCKS (Cost $4,772,844)		6,239,681

Money Market Funds - 2.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.64% (d)	113,305,815	113,328
Fidelity Securities Lending Cash Central Fund 4.64% (d)(e)	58,152,510	58,158
TOTAL MONEY MARKET FUNDS (Cost $171,486)		171,486

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $4,944,330)	6,411,167
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(36,456)
NET ASSETS - 100.0%	6,374,711

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
American Tower Corp.	Chicago Board Options Exchange	830	17,347	230.00	01/17/25	(68)
Cisco Systems, Inc.	Chicago Board Options Exchange	6,492	38,439	57.50	12/20/24	(1,389)
Microsoft Corp.	Chicago Board Options Exchange	155	6,564	450.00	01/17/25	(51)
Wells Fargo & Co.	Chicago Board Options Exchange	4,905	37,361	80.00	01/17/25	(908)

TOTAL WRITTEN OPTIONS						(2,416)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $99,711,000.
(c)	Non-income producing
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	102,406	988,945	978,022	6,423	(1)	-	113,328	0.2%
Fidelity Securities Lending Cash Central Fund 4.64%	72,490	669,031	683,363	31	-	-	58,158	0.2%
Total	174,896	1,657,976	1,661,385	6,454	(1)	-	171,486

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	485,098	451,047	34,051	-
Consumer Discretionary	234,243	207,567	26,676	-
Consumer Staples	595,246	554,028	41,218	-
Energy	541,328	494,181	47,147	-
Financials	1,278,430	1,278,430	-	-
Health Care	1,075,209	1,052,494	22,715	-
Industrials	536,916	536,916	-	-
Information Technology	545,137	430,609	114,528	-
Materials	263,867	263,867	-	-
Real Estate	217,070	217,070	-	-
Utilities	467,137	467,137	-	-

Money Market Funds	171,486	171,486	-	-
Total Investments in Securities:	6,411,167	6,124,832	286,335	-
Derivative Instruments: Liabilities
Written Options	(2,416)	(2,416)	-	-
Total Liabilities	(2,416)	(2,416)	-	-
Total Derivative Instruments:	(2,416)	(2,416)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(2,416)
Total Equity Risk	0	(2,416)
Total Value of Derivatives	0	(2,416)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $57,010) - See accompanying schedule:
Unaffiliated issuers (cost $4,772,844)	$6,239,681
Fidelity Central Funds (cost $171,486)	171,486

Total Investment in Securities (cost $4,944,330)		$6,411,167
Cash		4
Receivable for investments sold		10,844
Receivable for fund shares sold		1,554
Dividends receivable		13,157
Reclaims receivable		3,637
Distributions receivable from Fidelity Central Funds		447
Prepaid expenses		6
Other receivables		105
Total assets		6,440,921
Liabilities
Payable for fund shares redeemed	$2,796
Accrued management fee	2,717
Written options, at value (premium received $1,329)	2,416
Other payables and accrued expenses	123
Collateral on securities loaned	58,158
Total liabilities		66,210
Net Assets		$6,374,711
Net Assets consist of:
Paid in capital		$4,542,367
Total accumulated earnings (loss)		1,832,344
Net Assets		$6,374,711

Net Asset Value and Maximum Offering Price
Equity Dividend Income :
Net Asset Value, offering price and redemption price per share ($5,792,233 ÷ 181,019 shares)		$32.00
Class K :
Net Asset Value, offering price and redemption price per share ($582,478 ÷ 18,208 shares)		$31.99
Statement of Operations
Year ended November 30, 2024 Amounts in thousands
Investment Income
Dividends		$177,264
Interest		3
Income from Fidelity Central Funds (including $31 from security lending)		6,454
Total income		183,721
Expenses
Management fee	$30,263
Transfer agent fees	1,714
Accounting fees	251
Custodian fees and expenses	111
Independent trustees' fees and expenses	27
Registration fees	83
Audit fees	68
Legal	5
Miscellaneous	85
Total expenses before reductions	32,607
Expense reductions	(268)
Total expenses after reductions		32,339
Net Investment income (loss)		151,382
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	360,971
Fidelity Central Funds	(1)
Foreign currency transactions	17
Written options	7,577
Total net realized gain (loss)		368,564
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	879,509
Assets and liabilities in foreign currencies	(55)
Written options	(1,015)
Total change in net unrealized appreciation (depreciation)		878,439
Net gain (loss)		1,247,003
Net increase (decrease) in net assets resulting from operations		$1,398,385
Statement of Changes in Net Assets

Amount in thousands	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$151,382	$150,629
Net realized gain (loss)	368,564	179,038
Change in net unrealized appreciation (depreciation)	878,439	(177,800)
Net increase (decrease) in net assets resulting from operations	1,398,385	151,867
Distributions to shareholders	(308,727)	(425,124)

Share transactions - net increase (decrease)	(403,386)	(36,448)
Total increase (decrease) in net assets	686,272	(309,705)

Net Assets
Beginning of period	5,688,439	5,998,144
End of period	$6,374,711	$5,688,439

Financial Highlights
Fidelity® Equity Dividend Income Fund

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.70	$28.03	$28.54	$24.68	$26.64
Income from Investment Operations
Net investment income (loss) A,B	.72	.69	.62	.63	.62
Net realized and unrealized gain (loss)	6.05	(.03)	2.06	3.88	(.46)
Total from investment operations	6.77	.66	2.68	4.51	.16
Distributions from net investment income	(.75)	(.63)	(.59)	(.64)	(.63)
Distributions from net realized gain	(.72)	(1.36)	(2.60)	(.01)	(1.50)
Total distributions	(1.47)	(1.99)	(3.19)	(.65)	(2.12) C
Net asset value, end of period	$32.00	$26.70	$28.03	$28.54	$24.68
Total Return D	26.27%	2.73%	9.72%	18.40%	.76%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55%	.58%	.58%	.58%	.60%
Expenses net of fee waivers, if any	.55%	.57%	.57%	.58%	.60%
Expenses net of all reductions	.55%	.57%	.57%	.58%	.59%
Net investment income (loss)	2.49%	2.61%	2.28%	2.21%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$5,792	$4,915	$5,186	$4,903	$4,409
Portfolio turnover rate G	45%	45% H	48%	47%	71%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Equity Dividend Income Fund Class K

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.69	$28.03	$28.53	$24.67	$26.64
Income from Investment Operations
Net investment income (loss) A,B	.75	.71	.65	.65	.63
Net realized and unrealized gain (loss)	6.04	(.04)	2.06	3.89	(.45)
Total from investment operations	6.79	.67	2.71	4.54	.18
Distributions from net investment income	(.77)	(.65)	(.62)	(.66)	(.65)
Distributions from net realized gain	(.72)	(1.36)	(2.60)	(.01)	(1.50)
Total distributions	(1.49)	(2.01)	(3.21) C	(.68) C	(2.15)
Net asset value, end of period	$31.99	$26.69	$28.03	$28.53	$24.67
Total Return D	26.37%	2.78%	9.86%	18.51%	.84%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.49%	.49%	.49%	.51%
Expenses net of fee waivers, if any	.44%	.49%	.49%	.49%	.51%
Expenses net of all reductions	.44%	.49%	.49%	.49%	.50%
Net investment income (loss)	2.59%	2.70%	2.37%	2.30%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$582	$774	$812	$760	$696
Portfolio turnover rate G	45%	45% H	48%	47%	71%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended November 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,588,584
Gross unrealized depreciation	(86,002)
Net unrealized appreciation (depreciation)	$1,502,582
Tax Cost	$4,906,169

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$36,243
Undistributed long-term capital gain	$322,700
Net unrealized appreciation (depreciation) on securities and other investments	$1,473,400

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$205,789	$136,512
Long-term Capital Gains	102,938	288,612
Total	$308,727	$425,124

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Dividend Income Fund	2,686,233	3,244,217

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Equity Dividend Income Fund	2,268	21,212	61,773
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Equity Dividend Income	.54
Class K	.45

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Equity Dividend Income	.53
Class K	.45

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .42%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Equity Dividend Income	1,627.1270
Class K	87.0420
	1,714

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Equity Dividend Income Fund	.0169

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Equity Dividend Income Fund	73

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Equity Dividend Income Fund	305,795	328,740	56,117
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Equity Dividend Income Fund	10
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Equity Dividend Income Fund	3	1	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $265.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Equity Dividend Income Fund
Distributions to shareholders
Equity Dividend Income	$267,712	$367,518
Class K	41,015	57,606
Total	$308,727	$425,124
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2024	Year ended November 30, 2023	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Equity Dividend Income Fund
Equity Dividend Income
Shares sold	8,553	10,718	$248,443	$284,744
Reinvestment of distributions	8,925	13,279	247,404	341,350
Shares redeemed	(20,516)	(24,931)	(592,276)	(656,710)
Net increase (decrease)	(3,038)	(934)	$(96,429)	$(30,616)
Class K
Shares sold	4,826	6,998	$137,969	$182,721
Reinvestment of distributions	1,487	2,241	41,015	57,606
Shares redeemed	(17,082)	(9,235)	(485,941)	(246,159)
Net increase (decrease)	(10,769)	4	$(306,957)	$(5,832)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
14. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Advisor Equity Income Fund. In addition, the Board approved the creation of additional classes of shares that will commence operations on January 30, 2025. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Equity Income Fund in exchange for corresponding shares of the Fund equal in value to the net assets of Fidelity Advisor Equity Income Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity Advisor Equity Income Fund access to a larger portfolio with a similar investment objective.

The reorganization does not require Fidelity Advisor Equity Income Fund shareholder approval and is expected to become effective in March 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Financial Trust and Shareholders of Fidelity Equity Dividend Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Equity Dividend Income Fund (one of the funds constituting Fidelity Financial Trust, referred to hereafter as the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2024, $322,700,335, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.65% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the short-term capital gain dividends distributed in December 2023, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $452,927 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Fidelity Equity Dividend Income Fund designates 23%, 100%, 100%, and 100%, and Class K designates 23%, 100%, 100%, and 100%; of the dividends distributed in December, April, July and October, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Equity Dividend Income Fund designates 49.26%, 100%, 100%, and 100%, and Class K designates 48.69%, 100%, 100%, and 100%; of the dividends distributed in December, April, July and October, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Equity Dividend Income Fund designates 7.06%; and Class K designates 6.98% of the dividend distributed in December 2023, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	4,614,984,602.83	93.71
Withheld	309,740,070.13	6.29
TOTAL	4,924,724,672.96	100.00
Robert A. Lawrence
Affirmative	4,596,976,751.62	93.34
Withheld	327,747,921.34	6.66
TOTAL	4,924,724,672.96	100.00
Vijay C. Advani
Affirmative	4,593,925,526.29	93.28
Withheld	330,799,146.67	6.72
TOTAL	4,924,724,672.96	100.00
Thomas P. Bostick
Affirmative	4,602,010,729.81	93.45
Withheld	322,713,943.16	6.55
TOTAL	4,924,724,672.96	100.00
Donald F. Donahue
Affirmative	4,588,265,988.25	93.17
Withheld	336,458,684.71	6.83
TOTAL	4,924,724,672.96	100.00
Vicki L. Fuller
Affirmative	4,625,102,702.77	93.92
Withheld	299,621,970.19	6.08
TOTAL	4,924,724,672.96	100.00
Patricia L. Kampling
Affirmative	4,625,113,511.31	93.92
Withheld	299,611,161.65	6.08
TOTAL	4,924,724,672.96	100.00
Thomas A. Kennedy
Affirmative	4,610,606,436.94	93.62
Withheld	314,118,236.02	6.38
TOTAL	4,924,724,672.96	100.00
Oscar Munoz
Affirmative	4,581,865,505.08	93.04
Withheld	342,859,167.88	6.96
TOTAL	4,924,724,672.96	100.00
Karen B. Peetz
Affirmative	4,618,538,380.35	93.78
Withheld	306,186,292.61	6.22
TOTAL	4,924,724,672.96	100.00
David M. Thomas
Affirmative	4,583,296,627.93	93.07
Withheld	341,428,045.03	6.93
TOTAL	4,924,724,672.96	100.00
Susan Tomasky
Affirmative	4,593,416,483.34	93.27
Withheld	331,308,189.62	6.73
TOTAL	4,924,724,672.96	100.00
Michael E. Wiley
Affirmative	4,589,894,406.47	93.20
Withheld	334,830,266.49	6.80
TOTAL	4,924,724,672.96	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Equity Dividend Income Fund
At its October 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its October 2024 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the projected total expense ratio of each New Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee for each New Class of the fund is below the median of its competitor funds. The Board also considered that the estimated total net expense ratio of Class A, Class C, Class I, and Class Z of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure and that the estimated total net expense ratio of Class M of the fund is above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure primarily because of higher 12b-1 fees.
The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for the New Classes of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2025.

1.539196.127
EII-ANN-0125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2025